CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Revenues:
Finance revenues	¥ 200,584	¥ 200,889		¥ 186,883
Gains on investment securities and dividends	30,328	35,786		56,395
Operating leases	398,655	373,910		363,095
Life insurance premiums and related investment income	295,940	189,421		351,493
Sales of goods and real estate	1,015,249	834,010		450,869
Services income	737,903	735,186		765,548
Total revenues	2,678,659	2,369,202		2,174,283
Expenses:
Interest expense	72,910	72,821		72,647
Costs of operating leases	243,537	245,069		238,157
Life insurance costs	200,158	121,282		271,948
Costs of goods and real estate sold	928,794	748,259		402,021
Services expense	451,277	445,387		425,676
Other (income) and expense, net	(4,396)	(3,729)		23,674
Selling, general and administrative expenses	418,746	422,692		427,816
Provision for doubtful receivables and probable loan losses	22,667	11,717		11,631
Write-downs of long-lived assets	9,134	13,448		34,887
Write-downs of securities	6,608	4,515		8,997
Total expenses	2,349,435	2,081,461		1,917,454
Operating Income	329,224	287,741		256,829
Equity in Net Income of Affiliates	26,520	45,694		30,531
Gains on sales of subsidiaries and affiliates and liquidation losses, net	63,419	57,867		20,575
Bargain purchase gain	5,802	0		36,082
Income before Income Taxes and Discontinued Operations	424,965	391,302	[1]	344,017	[1]
Provision for income taxes	144,039	120,312		89,057
Income from Continuing Operations	280,926	270,990		254,960
Discontinued Operations:
Income from discontinued operations, net	0	0		463	[2]
Provision for income taxes	0	0		(166)
Discontinued operations, net of applicable tax effect	0	0		297
Net Income	280,926	270,990		255,257
Net Income Attributable to the Noncontrolling Interests	7,255	10,002		15,339
Net Income Attributable to the Redeemable Noncontrolling Interests	432	819		4,970
Net Income Attributable to ORIX Corporation Shareholders	273,239	260,169		234,948
Income Attributable to ORIX Corporation Shareholders:
Income from Continuing Operations	273,239	260,169		234,651
Discontinued Operations	0	0		297
Net Income Attributable to ORIX Corporation Shareholders	¥ 273,239	¥ 260,169		¥ 234,948
Basic:
Income from continuing operations	¥ 208.88	¥ 198.73		¥ 179.24
Discontinued operations	0.00	0.00		0.23
Net income attributable to ORIX Corporation shareholders	208.88	198.73		179.47
Diluted:
Income from continuing operations	208.68	198.52		178.99
Discontinued operations	0.00	0.00		0.22
Net income attributable to ORIX Corporation shareholders	208.68	198.52		179.21
Cash Dividends	¥ 46.75	¥ 58.00		¥ 23.00

[1]	Results of discontinued operations pre-tax are included in each amount attributed to each geographic area.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units and rental properties and liquidation on losses. The amount of such gains or losses in fiscal 2015 was net gain of ¥362 million.